RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS

7.	RELATED PARTY TRANSACTIONS

The amounts due to related parties are unsecured, payable on demand which consist of the following:

	June 30, 2024	December 31, 2023
Advances from directors (interest at prime plus 1%)	$–	$–
Entities controlled by directors (non-interest-bearing)	95,090	82,328
	$95,090	$82,328

The convertible debentures and accrued interest of $534,589 (December 31, 2023 - $519,589) is owed to the Chief Executive Officer, and to a director of the Company (note 11).

During the six-month period ended June 30, the following amounts were charged by related parties.

	2024	2023
Interest charged on amounts due to related parties	$8	$1,110
Rent charged by entities with common directors (note 11)	6,000	6,000
Office expenses charged by, and other expenses paid on behalf of the Company by a company with common directors (note 11)	7,090	8,660
	$13,098	$6,741

The Company, together with Jackpot Digital Inc. ("Jackpot"), a related company with certain common directors, have entered into an office lease agreement, and an office support services agreement (note 11).